Note 2 - Liquidity (Details Textual) - USD ($)			3 Months Ended	12 Months Ended
	Apr. 16, 2016	Apr. 15, 2016	Apr. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Member] | Private Placement [Member] | Including Conversion of Principal and Interest [Member] | Series B Preferred Stock [Member]
Proceeds from Issuance of Private Placement			$ 4,635,575
Proceeds From Issuance of Private Placement, Net of Issuance Costs			$ 4,283,438
Subsequent Event [Member] | Private Placement [Member]
Proceeds from Issuance of Private Placement	$ 4,635,575
Proceeds From Issuance of Private Placement, Net of Issuance Costs	$ 4,283,438
Subsequent Event [Member] | Series B Preferred Stock [Member]
Proceeds from Issuance of Private Placement		$ 525,325
Scenario, Forecast [Member]
Effect on Future Cash Flows, Amount				$ 2,691,000
Net Income (Loss) Attributable to Parent					$ (1,023,422)	$ (302,481)
Retained Earnings (Accumulated Deficit)					(6,306,297)	$ (5,282,875)
Net Working Capital					$ (675,015)